UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF LOSS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Other operating income	€ 994	€ 1,186
Total operating income	994	1,186
Sales and marketing	(860)	(1,977)
Research and development	(39,301)	(35,744)
General and administrative	(8,033)	(8,136)
Total operating expenses	(48,194)	(45,857)
Operating loss	(47,200)	(44,671)
Financial expenses	(6,723)	(4,228)
Financial income	1,552	6,031
Financial gain (loss)	(5,170)	1,803
Net loss before tax	(52,370)	(42,867)
Income tax	0	0
Net loss for the period	€ (52,370)	€ (42,867)
Loss per share (€/share)
Weighted average number of outstanding shares used for computing basic loss per share (in shares)	63,378,911	62,917,553
Weighted average number of outstanding shares used for computing diluted loss per share (in shares)	63,378,911	62,917,553
Basic loss per share (in euro per share)	€ (0.83)	€ (0.68)
Diluted loss per share (in euro per share)	€ (0.83)	€ (0.68)